Revenue (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2021 £’000	2020 £’000
UK	125,471	85,226
North America	108,664	58,391
Europe	62,834	52,197
Rest of the world	8,164	4,551
Total	305,133	200,365
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2021 £’000	2020 £’000
Payments and Financial Services	154,020	99,148
TMT	75,822	56,593
Other	75,291	44,624
Total	305,133	200,365